Average Annual Total Returns{- Fidelity® Fund} - 06.30 Fidelity Fund Retail PRO-09 - Fidelity® Fund	Fidelity Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	33.21%	21.41%	17.10%	31.71%	19.63%	15.33%	20.60%	16.92%	13.78%	28.71%	18.47%	16.55%